Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Current assets:
Cash and cash equivalents	$ 520,080	$ 573,377
Short-term interest-bearing investments	222,451	244,603
Accounts receivable, net	944,477	946,777
Prepaid expenses and other current assets	224,622	238,390
Total current assets	1,911,630	2,003,147
Property and equipment, net	790,923	794,287
Lease assets	160,938	176,884
Goodwill	2,749,041	2,662,825
Intangible assets, net	181,539	178,312
Other noncurrent assets	631,582	574,938
Total assets	6,425,653	6,390,393
Current liabilities:
Accounts payable	293,344	134,400
Accrued expenses and other current liabilities	634,742	612,656
Accrued personnel costs	214,695	208,602
Lease liabilities	39,960	43,336
Deferred revenue	170,634	253,686
Total current liabilities	1,353,375	1,252,680
Deferred income taxes and taxes payable	252,609	312,237
Lease liabilities	121,654	138,378
Long-term debt, net of unamortized debt issuance costs	645,696	645,117
Other noncurrent liabilities	485,387	481,703
Total liabilities	2,858,721	2,830,115
Amdocs Limited Shareholders' equity:
Preferred Shares Authorized 25,000 shares 0.01 par value; 0 shares issued and outstanding
Ordinary Shares Authorized 700,000 shares par value 286,330 and 284400 issued and 117348 and 120842 outstanding in 2023 and 2022 respectively	4,571	4,548
Additional paid-in capital	4,244,256	4,105,900
Treasury stock, at cost 168,982 and 163,558 ordinary shares in 2023 and 2022, respectively	(7,221,313)	(6,731,789)
Accumulated other comprehensive loss	(53,272)	(72,476)
Retained earnings	6,549,517	6,211,586
Total Amdocs Limited Shareholders' equity	3,523,759	3,517,769
Noncontrolling interests	43,173	42,509
Total equity	3,566,932	3,560,278
Total liabilities and equity	$ 6,425,653	$ 6,390,393